Income Taxes - Operating loss carryforwards (Details) ¥ in Thousands	Mar. 31, 2023 JPY (¥)
Income Taxes
Between 2024 and 2027	¥ 122,286
Between 2028 and 2031	125,915
2032 and thereafter	48,298
Total	¥ 296,499